Operating Expenses by Nature	12 Months Ended
Jul. 31, 2022
Expenses by nature [abstract]
Operating Expenses by Nature

28. Operating Expenses by Nature

The following table disaggregates the selling, general and administrative expenses as presented on the Statement of Loss and Comprehensive Loss into specified classifications based upon their nature:

For the year ended	July 31, 2022	July 31, 2021
	$	$
Salaries and benefits	22,628	21,116
General and administrative	32,914	20,730
Professional fees	22,837	11,962
Consulting	6,537	4,379
Total	84,916	58,187

The following table summarizes the total payroll related wages and benefits by nature in the period:

For the year ended	July 31, 2022	July 31, 2021
	$	$
General and administrative related wages and benefits	22,628	21,116
Marketing and promotion related wages and benefits	6,959	5,543
Research and development related wages and benefits	2,034	2,706
Total operating expense related wages and benefits	31,621	29,365
Wages and benefits capitalized to inventory	31,041	14,993
Total wages and benefits	62,662	44,358